BUSINESS COMBINATIONS - Assets and Liabilities Acquired (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 09, 2024	Jul. 18, 2024	Dec. 31, 2023	Feb. 21, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 58,037			$ 44,257		$ 24,645
Fierce Company
Business Acquisition [Line Items]
Cash	$ 315
Other non-current assets	3,296
Intangible assets	411
Goodwill	8,588		$ 8,600
Total assets	12,610
Deferred tax liability	110
Total liabilities	$ 110
CryptoManufaktur
Business Acquisition [Line Items]
Counterparty digital assets				$ 943,445
Intangible assets				7,213
Goodwill				5,193
Total assets				955,851
Counterparty digital asset obligations				943,445
Accounts payable and accrued liabilities				21
Total liabilities				$ 943,466
GK8
Business Acquisition [Line Items]
Receivables						$ 814
Prepaid expenses and other assets						190
Property and equipment						128
Intangible assets						23,258
Goodwill						19,612
Total assets						44,002
Accounts payable and accrued liabilities						109
Total liabilities						$ 109